Derivative Financial Instruments (Details) - Schedule of derivative financial instruments - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of derivative financial instruments [Abstract]
Carrying value as at beginning of year	$ 2,321,003	$ 1,478,540
Derivative redeemeded on conversion of promissory notes	(2,321,003)
Derivatives embedded in the convertible promissory note issued (Note 19(a))	870,546
Fair value change in derivative financial instruments during the year	1,538,980	842,463
Carrying value as at end of year	$ 2,409,526	$ 2,321,003